Label	Element	Value
Risk Return [Abstract]	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Oct. 31, 2011
Registrant Name	dei_EntityRegistrantName	MORGAN STANLEY INTERNATIONAL FUND
Central Index Key	dei_EntityCentralIndexKey	0001072552
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 24, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 29, 2012
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class A
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INLAX
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class B
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INLBX
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class C
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INLCX
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class I
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INLDX
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class R
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INLRX
Morgan Stanley International Fund (Prospectus Summary) | Morgan Stanley International Fund | Class W
Risk Return [Abstract]	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	INLWX